Shareholder Report, Holdings (Details) - C000058323 [Member]	Oct. 31, 2024
HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[1]
Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%	[1]
Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[1]
ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[1]
Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[1]
Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[1]
Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Larsen And Toubro Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Hindustan Unilever Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excluding money market fund holdings, if any.